Schedule of Investments (unaudited)	iShares® U.S. Insurance ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Insurance Brokers — 6.9%
Arthur J Gallagher & Co.	88,402	$14,413,062
Brown & Brown Inc.	107,286	6,259,066
eHealth Inc.(a)	12,137	113,238
		20,785,366
Life & Health Insurance — 23.8%
Aflac Inc.	244,056	13,503,618
American Equity Investment Life Holding Co.	37,515	1,371,924
Brighthouse Financial Inc.(a)	35,714	1,464,988
CNO Financial Group Inc.	59,903	1,083,645
Genworth Financial Inc., Class A(a)	217,350	767,246
Globe Life Inc.	42,756	4,167,427
Lincoln National Corp.	76,676	3,586,137
MetLife Inc.	306,456	19,242,372
National Western Life Group Inc., Class A	1,626	329,590
Primerica Inc.	18,189	2,177,041
Principal Financial Group Inc.	108,987	7,279,242
Prudential Financial Inc.	136,438	13,054,388
Trupanion Inc.(a)(b)	15,591	939,514
Unum Group.	95,200	3,238,704
		72,205,836
Multi-line Insurance — 10.9%
American International Group Inc.	351,375	17,965,804
Assurant Inc.	25,102	4,338,880
Hartford Financial Services Group Inc. (The)	152,323	9,966,494
Horace Mann Educators Corp.	16,953	650,656
		32,921,834
Other Diversified Financial Services — 0.4%
Voya Financial Inc.	21,447	1,276,740
Property & Casualty Insurance — 56.0%
Allstate Corp. (The)	109,866	13,923,318
Ambac Financial Group Inc.(a)	22,327	253,411
American Financial Group Inc./OH	31,073	4,313,243
AMERISAFE Inc.	10,453	543,661
Arch Capital Group Ltd.(a)	174,876	7,955,109
Argo Group International Holdings Ltd.	16,497	608,079
Assured Guaranty Ltd.	30,942	1,726,254
Axis Capital Holdings Ltd.	37,142	2,120,437
Chubb Ltd.(b)	186,462	36,654,700
Cincinnati Financial Corp.	69,176	8,230,560
CNA Financial Corp.	15,205	682,704
Employers Holdings Inc.	3,521	147,495
Erie Indemnity Co., Class A, NVS	11,751	2,258,425
First American Financial Corp.	50,331	2,663,516
Hanover Insurance Group Inc. (The)(b)	17,259	2,524,129
Security	Shares	Value
Property & Casualty Insurance (continued)
James River Group Holdings Ltd.	17,262	$427,752
Kemper Corp.	28,463	1,363,378
Kinsale Capital Group Inc.	9,918	2,277,570
Lemonade Inc.(a)(b)	17,768	324,444
Loews Corp.	91,815	5,440,957
Markel Corp.(a)	6,325	8,179,806
MBIA Inc.(a)	22,343	275,936
Mercury General Corp.	14,251	631,319
Old Republic International Corp.	137,803	3,081,275
Palomar Holdings Inc.(a)	11,214	722,182
ProAssurance Corp.	21,936	518,348
Progressive Corp. (The)	257,425	29,930,805
RLI Corp.	18,461	2,152,368
Safety Insurance Group Inc.	6,532	634,257
Selective Insurance Group Inc.	28,823	2,505,872
Travelers Companies Inc. (The)	105,732	17,882,453
United Fire Group Inc.	9,977	341,513
W R Berkley Corp.	97,104	6,628,319
White Mountains Insurance Group Ltd.(b)	1,399	1,743,336
		169,666,931
Reinsurance — 1.7%
Alleghany Corp.(a)	6,233	5,192,712
Total Long-Term Investments — 99.7%
(Cost: $327,142,103)		302,049,419

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	3,507,720	3,507,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	670,000	670,000
Total Short -Term Investments — 1.4%
(Cost: $4,177,279)		4,177,370
Total Investments in Securities — 101.1%
(Cost: $331,319,382)		306,226,789
Liabilities in Excess of Other Assets — (1.1)%		(3,271,152)
Net Assets — 100.0%		$302,955,637

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Insurance ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,049,986	$2,457,096	(a)	$—	$389	$(101)	$3,507,370	3,507,720	$10,529	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	160,000	(a)	—	—	—	670,000	670,000	778		—
					$389	$(101)	$4,177,370		$11,307		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	5	09/16/22	$485	$(32,548)
S&P Mid 400 E-Mini Index	1	09/16/22	227	4,874
				$(27,674)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)	iShares® U.S. Insurance ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$302,049,419	$—	$—	$302,049,419
Money Market Funds	4,177,370	—	—	4,177,370
	$306,226,789	$—	$—	$306,226,789
Derivative financial instruments(a)
Assets
Futures Contracts.	$4,874	$—	$—	$4,874
Liabilities
Futures Contracts.	(32,548)	—	—	(32,548)
	$(27,674)	$—	$—	$(27,674)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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